LONG-TERM INVESTMENTS - Available-for-sale security (Details) - Beijing Borderless - USD ($) $ in Thousands		12 Months Ended
	Jun. 25, 2018	Dec. 31, 2018
AVAILABLE-FOR-SALE SECURITY
Equity method investments, ownership percentage	20.00%
Equity method investments, cash consideration	$ 436
Unrealized holding gains or losses		$ 0
Impairment		$ 0